SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS

(17) SUBSEQUENT EVENTS

On April 24, 2012, the Group amended the eLong, Inc. 2009 Share and Annual Incentive Plan to increase the total number of shares available for grants to 12,000,000 ordinary shares, an increase of 6,000,000 ordinary shares.